THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2021 (Unaudited)

	Principal
	Amount ($)	Value ($)
Corporate Obligations — 54.7%
COMMUNICATION SERVICES — 2.8%
Netflix
4.88%, 06/15/30 (a)	750,000	874,688
4.88%, 04/15/28	750,000	855,000
ROBLOX
3.88%, 05/01/30 (a)	2,000,000	2,028,700
T-Mobile USA
2.25%, 11/15/31	500,000	485,155
Twitter
3.88%, 12/15/27 (a)	1,000,000	1,042,130
Warner Media
5.35%, 12/15/43	168,000	199,467

		5,485,140

CONSUMER DISCRETIONARY — 6.6%
Ford Motor Credit
VAR ICE LIBOR USD 3 Month+1.080%, 1.22%, 08/03/22	750,000	751,319
3.38%, 11/13/25	750,000	779,190
General Motors Financial
2.70%, 08/20/27	1,000,000	1,017,166
Las Vegas Sands
3.20%, 08/08/24	1,500,000	1,527,138
3.90%, 08/08/29	4,410,000	4,440,745
Marriott International
3.50%, 10/15/32	1,000,000	1,047,254
4.00%, 04/15/28	3,250,000	3,507,104

		13,069,916

ENERGY — 1.5%
BP Capital Markets
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.398%, 4.88% (b)	1,725,000	1,863,000
Energy Transfer Operating
6.50%, 02/01/42	259,000	333,678
Plains All American Pipeline
VAR ICE LIBOR USD 3 Month+4.110%, 6.13% (b)	1,000,000	848,750

		3,045,428

FINANCIALS — 15.1%
Arbor Realty Trust
4.50%, 03/15/27	1,750,000	1,713,156
Athene Holding
3.50%, 01/15/31	2,000,000	2,114,810
Bank of America
VAR ICE LIBOR USD 3 Month+3.898%, 6.10% (b)	1,750,000	1,896,562
VAR ICE LIBOR USD 3 Month+4.553%, 6.30% (b)	500,000	562,500
Bank of New York Mellon
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.358%, 4.70% (b)	1,000,000	1,066,750

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2021 (Unaudited)

	Principal
	Amount ($)	Value ($)
Corporate Obligations (continued)
FINANCIALS (continued)
Charles Schwab
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971%, 5.38% (b)	1,400,000	1,526,000
Citizens Financial Group
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.313%, 5.65% (b)	925,000	1,011,719
Everest Reinsurance Holdings
VAR ICE LIBOR USD 3 Month+2.385%, 2.54%, 05/15/37	1,500,000	1,424,947
First Horizon Bank
5.75%, 05/01/30	1,000,000	1,196,094
Genworth Holdings
4.80%, 02/15/24	103,000	107,120
Independent Bank Group
VAR ICE LIBOR USD 3 Month+2.830%, 5.00%, 12/31/27	500,000	504,510
JPMorgan Chase & Co
VAR ICE LIBOR USD 3 Month+3.470%, 3.60% (b)	245,000	246,225
VAR ICE LIBOR USD 3 Month+3.780%, 6.75% (b)	3,000,000	3,251,625
Lincoln National
VAR ICE LIBOR USD 3 Month+2.040%, 2.17%, 04/20/67	400,000	307,841
Oaktree Specialty Lending
2.70%, 01/15/27	400,000	396,902
3.50%, 02/25/25	2,750,000	2,865,224
People’s United Bank
4.00%, 07/15/24	250,000	262,454
Prudential Financial, Inc.
VAR ICE LIBOR USD 3 Month+3.920%, 5.63%, 06/15/43	895,000	931,255
Rocket Mortgage
2.88%, 10/15/26 (a)	2,000,000	1,985,000
State Street
VAR ICE LIBOR USD 3 Month+1.000%, 1.20%, 06/15/47	750,000	639,515
Truist Financial
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.605%, 4.95% (b)	1,650,000	1,770,271
VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.349%, 5.10% (b)	2,000,000	2,235,000
UBS AG
5.13%, 05/15/24	500,000	535,000
United Wholesale Mortgage
5.50%, 04/15/29 (a)	500,000	490,625
Wells Fargo
VAR ICE LIBOR USD 3 Month+0.500%, 0.62%, 01/15/27	795,000	770,752

		29,811,857

HEALTHCARE — 0.1%
CVS Pass-Through Trust
6.04%, 12/10/28	46,331	52,815

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2021 (Unaudited)

	Principal
	Amount ($)	Value ($)
Corporate Obligations (continued)
HEALTHCARE (continued)
Endo Finance
5.38%, 01/15/23 (a)	187,000	149,600

		202,415

INDUSTRIALS — 9.7%
BNSF Funding Trust I
VAR ICE LIBOR USD 3 Month+2.350%, 6.61%, 12/15/55	1,554,000	1,722,998
Boeing
2.20%, 02/04/26	1,500,000	1,499,643
3.25%, 03/01/28 to 02/01/35 (c)	2,125,000	2,182,286
3.45%, 11/01/28	2,150,000	2,248,282
3.60%, 05/01/34	750,000	785,710
3.63%, 02/01/31	1,000,000	1,066,385
Canadian Pacific Railway
2.45%, 12/02/31	1,000,000	1,019,579
General Electric Co MTN
VAR ICE LIBOR USD 3 Month+0.300%, 0.42%, 05/13/24	750,000	741,143
VAR ICE LIBOR USD 3 Month+3.330%, 3.53% (b)	1,495,000	1,480,050
Southwest Airlines
2.63%, 02/10/30	1,000,000	998,519
3.45%, 11/16/27	200,000	212,989
7.38%, 03/01/27	3,100,000	3,778,991
Uber Technologies
4.50%, 08/15/29 (a)	1,000,000	1,018,340
6.25%, 01/15/28 (a)	500,000	536,750

		19,291,665

INFORMATION TECHNOLOGY — 2.5%
Crowdstrike Holdings
3.00%, 02/15/29	2,000,000	1,975,000
Fidelity National Information Services
2.25%, 03/01/31	2,000,000	1,955,874
Fiserv
3.50%, 07/01/29	1,000,000	1,075,440

		5,006,314

MATERIALS — 2.1%
Ball
2.88%, 08/15/30	2,250,000	2,182,500
4.88%, 03/15/26	1,750,000	1,927,625

		4,110,125

REAL ESTATE — 5.5%
Brookfield Property
5.75%, 05/15/26 (a)	250,000	258,750
Federal Realty Investment Trust
3.50%, 06/01/30	2,500,000	2,664,507
National Retail Properties
4.30%, 10/15/28	900,000	1,011,846

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2021 (Unaudited)

	Principal
	Amount ($)	Value ($)
Corporate Obligations (continued)
REAL ESTATE (continued)
Phillips Edison Grocery Center Operating Partnership I
2.63%, 11/15/31	1,000,000	972,353
Realty Income
3.10%, 12/15/29	2,500,000	2,654,350
3.95%, 08/15/27	100,000	110,876
Regency Centers
2.95%, 09/15/29	750,000	778,203
Retail Opportunity Investments Partnership
4.00%, 12/15/24	850,000	892,839
Rexford Industrial Realty
2.13%, 12/01/30	1,500,000	1,424,807

		10,768,531

UTILITIES — 8.8%
Duke Energy
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.388%, 4.88% (b)	1,500,000	1,556,250
Edison International
4.13%, 03/15/28	2,550,000	2,691,372
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.698%, 5.38% (b)	2,125,000	2,226,150
Pacific Gas and Electric
2.50%, 02/01/31	4,250,000	4,048,382
3.50%, 08/01/50	3,000,000	2,779,088
4.95%, 07/01/50	1,500,000	1,633,585
PacifiCorp
6.25%, 10/15/37	42,000	58,371
Southern California Edison
3.90%, 12/01/41	15,000	15,487
WEC Energy Group, Inc.
VAR ICE LIBOR USD 3 Month+2.113%, 2.27%, 05/15/67	2,560,000	2,377,600

		17,386,285

Total Corporate Obligations
(Cost $106,571,197)		108,177,676

Mortgage-Backed Securities — 17.4%
AGENCY MORTGAGE-BACKED SECURITIES — 16.6%
FHLMC
4.00%, 05/01/44	478,925	526,132
5.00%, 06/01/41	85,055	96,404
FHLMC Multifamily Structured Pass-Through Certificates, Series K735, Class AM
2.46%, 05/25/26	2,000,000	2,082,000

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2021 (Unaudited)

	Principal
	Amount ($)	Value ($)
Mortgage-Backed Securities (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
FNMA
3.00%, 02/01/43 to 06/01/43 (c)	1,906,171	2,017,184
3.50%, 11/01/42 to 02/01/43 (c)	825,615	896,526
4.00%, 01/01/41 to 03/01/44 (c)	619,587	678,568
4.50%, 10/01/39 to 04/01/41 (c)	832,015	917,238
5.00%, 06/01/41	108,658	123,108
FNMA, Series 2016-104, Class QA
3.00%, 11/25/43	315,073	319,232
FNMA, Series 2010-16, Class PA
4.50%, 02/25/40	34,235	36,223
FNMA, Series 2019-M12, Class A2
2.89%, 06/25/29 (d)	1,500,000	1,621,437
FRESB Mortgage Trust, Series 2017-SB42, Class A10F
2.96%, 10/25/27 (d)	1,111,775	1,150,726
FRESB Mortgage Trust, Series 2019-SB60, Class A10F
3.31%, 01/25/29 (d)	1,426,420	1,484,912
FRESB Mortgage Trust, Series 2018-SB52, Class A10F
3.46%, 06/25/28 (d)	2,244,296	2,355,373
FRESB Mortgage Trust, Series 2018-SB53, Class A10F
3.63%, 06/25/28 (d)	1,679,936	1,782,610
FRESB Mortgage Trust, Series 2019-SB62, Class A10F
3.07%, 03/25/29 (d)	1,752,246	1,799,636
FRESB Mortgage Trust, Series 2019-SB63, Class A10H
2.89%, 03/25/39 (d)	702,645	711,557
GNMA, Series 2012-100, Class BA
2.60%, 08/16/52 (d)	2,500,000	2,530,144
GNMA, Series 2017-46, Class A
2.50%, 11/16/57	429,243	436,238
GNMA, Series 2017-106, Class AC
2.60%, 04/16/51	306,760	311,401
GNMA, Series 2018-156, Class AD
3.25%, 08/16/59 (d)	659,632	678,933
GNMA, Series 2017-70, Class AE
2.60%, 10/16/58	849,108	861,948
GNMA, Series 2012-83, Class AK
3.22%, 12/16/53 (d)	739,354	765,210
GNMA, Series 2018-129, Class AG
3.10%, 05/16/59	239,560	240,451
GNMA, Series 2018-3, Class AG
2.50%, 10/16/58	262,898	267,352
GNMA, Series 2017-24, Class A
2.25%, 09/16/44	191,583	193,393
GNMA
3.50%, 05/20/43	548,845	587,705
4.00%, 01/20/41 to 04/20/43 (c)	529,831	573,853

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2021 (Unaudited)

	Principal
	Amount ($)	Value ($)
Mortgage-Backed Securities (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA, Series 2020-3, Class AH
2.50%, 02/16/62	1,077,660	1,090,319
GNMA, Series 2019-2, Class AE
3.25%, 03/16/59	1,034,803	1,062,708
GNMA, Series 2019-55, Class AH
3.15%, 03/16/61 (d)	871,866	900,707
GNMA, Series 2018-68, Class B
3.00%, 02/16/59 (d)	1,000,000	1,022,051
GNMA, Series 2017-69, Class AS
2.75%, 02/16/58	1,001,297	1,018,449
GNMA, Series 2020-8, Class AH
2.55%, 01/16/62	1,526,274	1,557,154
GNMA, Series 2018-123, Class AH
3.25%, 09/16/52	56,606	57,179

		32,754,061

NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
Commercial Mortgage Trust, Series 2014-CR14, Class AM
4.53%, 02/10/47 (d)	120,000	126,345
Commercial Mortgage Trust, Series 2013-LC13, Class AM
4.56%, 08/10/46 (a)(d)	100,000	104,757
GS Mortgage Securities Trust, Series 2014-GC20, Class AS
4.26%, 04/10/47	105,000	109,424
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C
4.89%, 01/15/47 (d)	153,000	156,541
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C
4.79%, 02/15/47 (d)	100,000	95,137
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class AS
4.07%, 07/15/46 (d)	210,000	216,171
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C
4.07%, 07/15/46 (d)	191,000	169,726
Morgan Stanley Capital I Trust, Series 2012-C4, Class B 5.21%, 03/15/45 (a)(d)	100,000	100,114
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class AS
4.26%, 12/15/46	115,000	119,822
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B
4.72%, 03/15/47 (d)	140,000	145,300

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2021 (Unaudited)

	Principal
	Amount
	($)/Shares	Value ($)
Mortgage-Backed Securities (continued)
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS
4.35%, 03/15/47 (d)	263,000	275,630

		1,618,967

Total Mortgage-Backed Securities
(Cost $33,232,216)		34,373,028

Preferred Stock — 10.0%
COMMUNICATION SERVICES — 2.4%
Qwest Corp. 6.50%, 09/01/2056	55,790	1,415,392
Qwest Corp. 6.75%, 06/15/2057	45,187	1,159,499
Telephone and Data Systems 6.00%(b)	80,000	2,128,000

		4,702,891

ENERGY — 1.7%
Enbridge 6.38%, 04/15/2078 (d)	26,722	714,279
Energy Transfer 7.38%(b)(d)	32,862	814,978
Energy Transfer 7.60%(b)(d)	13,800	349,830
Energy Transfer Operating 7.63%(b)(e)	53,750	1,347,512

		3,226,599

FINANCIALS — 3.4%
Arbor Realty Trust 6.38%(b)	34,000	861,900
Athene Holding 6.38%(b)(d)	5,929	169,095
B Riley Financial 5.00%, 12/31/2026	80,000	2,013,600
B. Riley Financial 6.00%, 01/31/2028	40,000	1,020,800
B. Riley Financial 6.75%, 05/31/2024	8,892	230,036
Ellington Financial 6.25%(b)(d)	80,000	2,020,000
RiverNorth DoubleLine Strategic Opportunity Fund I 4.38%(b)	21,000	517,923

		6,833,354

REAL ESTATE — 1.3%
Brookfield Property Partners 6.50%(b)	20,600	525,918
CTO Realty Growth, REIT 6.38%(b)	80,000	2,104,000

		2,629,918

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2021 (Unaudited)

	Shares/Principal
	Amount ($)	Value ($)
Preferred Stock (continued)
UTILITIES — 1.2%
SCE Trust III 5.75%(b)(d)	61,167	1,558,535
SCE Trust V 5.45%(b)(d)	8,785	220,767
SCE Trust VI 5.00%(b)	12,348	311,417
Southern 4.95%, 01/30/2080	8,239	223,359

		2,314,078

Total Preferred Stock
(Cost $18,564,231)		19,706,840

U.S. Treasury Obligations — 5.1%
U.S. Treasury Bonds
1.13%, 5/15/2040 to 8/15/2040 (c)	4,500,000	3,934,101
1.25%, 5/15/2050	500,000	424,590
2.25%, 8/15/2046	1,000,000	1,057,344
U.S. Treasury Notes
0.38%, 7/31/2027	800,000	759,844
1.25%, 11/30/2026	2,000,000	1,998,750
1.38%, 11/15/2031	2,000,000	1,974,687

Total U.S. Treasury Obligations
(Cost $10,465,265)		10,149,316

Registered Investment Companies — 4.6%
Ares Dynamic Credit Allocation Fund	7,757	126,672
DoubleLine Income Solutions Fund	147,982	2,385,470
DoubleLine Opportunistic Credit Fund	21,295	408,225
PGIM High Yield Bond Fund	25,596	410,815
PIMCO Dynamic Income Fund	60,534	1,568,448
PIMCO Dynamic Income Opportunities Fund	120,914	2,365,078
RiverNorth DoubleLine Strategic Opportunity Fund	123,474	1,753,331

Total Registered Investment Companies
(Cost $8,838,138)		9,018,039

Municipal Bonds — 3.0%
CALIFORNIA — 0.2%
San Francisco City & County Redevelopment Financing Authority TA
8.26%, 08/01/29	300,000	403,520

KENTUCKY — 0.4%
Clark County School District Finance Corp RB Insured: ST INTERCEPT
5.20%, 06/01/26	750,000	752,517

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2021 (Unaudited)

	Principal
	Amount ($)	Value ($)
Municipal Bonds (continued)
MARYLAND — 0.2%
Maryland Economic Development RB
3.70%, 06/01/25	500,000	515,713

MICHIGAN — 0.7%
Belding Area Schools GO
6.50%, 05/01/25	750,000	752,941
Comstock Park Public Schools GO
6.30%, 05/01/26	635,000	637,340

		1,390,281

NEW YORK — 0.6%
New York & New Jersey Port Authority RB
4.46%, 10/01/62	320,000	424,151
New York State Dormitory Authority RB
5.00%, 01/01/24	720,000	760,505

		1,184,656

NORTH DAKOTA — 0.5%
Kindred Public School District No. 2 GO
6.00%, 08/01/27	750,000	927,962

WASHINGTON — 0.4%
Washington Higher Education Facilities Authority RB
4.27%, 10/01/22	750,000	759,104

Total Municipal Bonds
(Cost $5,592,279)		5,933,753

Asset-Backed Securities — 2.1%
SBA Small Business Investment Company, Series 2018- 10B, Class 1
3.55%, 9/10/2028	1,555,942	1,646,793
SBA Small Business Investment Company, Series 2018- 10A, Class 1
3.19%, 3/10/2028	1,368,208	1,431,336
Small Business Administration, Series 2018-20H, Class 1
3.58%, 8/1/2038	1,085,629	1,173,227

Total Asset-Backed Securities
(Cost $4,051,797)		4,251,356

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2021 (Unaudited)

	Shares/Principal Amount ($)	Value ($)
Common Stock — 0.7%
ENERGY — 0.1%
Unit Corp(e)	2,430	78,489

FINANCIALS — 0.1%
Oaktree Specialty Lending Corp.	20,001	149,205

REAL ESTATE — 0.5%
CIM Commercial Trust Corp, REIT	71,950	528,833
Orion Office Inc, REIT(e)	726	13,561
Realty Income Corp, REIT	7,264	520,002

		1,062,396

Total Common Stock
(Cost $959,563)		1,290,090

U.S. Government Agency Obligation — 0.5%
FHLMC MTN
2.00%, 10/29/2040	1,000,000	954,205

Total U.S. Government Agency Obligations
(Cost $1,000,000)		954,205

Total Investments - 98.1%		193,854,303

(Cost $189,274,686)
Other Assets & Liabilities, Net - 1.9%		3,777,992

Net Assets - 100.0%		197,632,295

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At December 31, 2021, these securities amounted to $8,589,454 or 4.3% of Net Assets of the Fund.

(b)	Perpetual security with no stated maturity date.
(c)	Securities are grouped by coupon and represent a range of maturities.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2021 (Unaudited)

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

RB — Revenue Bond

TA — Tax Allocation

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$108,177,676	$—	$108,177,676
Mortgage-Backed Securities	—	34,373,028	—	34,373,028
Preferred Stock	19,706,840	—	—	19,706,840
U.S. Treasury Obligations	—	10,149,316	—	10,149,316
Registered Investment Companies	9,018,039	—	—	9,018,039
Municipal Bonds	—	5,933,753	—	5,933,753
Asset-Backed Securities	—	4,251,356	—	4,251,356
Common Stock	1,290,090	—	—	1,290,090
U.S. Government Agency Obligation	—	954,205	—	954,205

Total Investments in Securities	$30,014,969	$163,839,334	$—	$193,854,303

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2021 (Unaudited)

	Shares	Value ($)
Common Stock — 43.9%
COMMUNICATION SERVICES — 13.4%
Alphabet, Inc., Class A(a)	581	1,683,180
Alphabet, Inc., Class C(a)	193	558,463
Discovery, Class C(a)	127,000	2,908,300
Liberty Broadband, Class C(a)	1	90
Liberty Media Corp.-Liberty Formula One, Class A(a)	53,000	3,145,020
Lumen Technologies	185,000	2,321,750
Madison Square Garden Entertainment(a)	6,350	446,659
Walt Disney Co.(a)	6,000	929,340

		11,992,802

CONSUMER DISCRETIONARY — 2.7%
Amazon.com, Inc.(a)	510	1,700,514
Lincoln Educational Services(a)	62,000	463,140
Tandy Leather Factory(a)	50,849	261,872

		2,425,526

CONSUMER STAPLES — 1.8%
Philip Morris International, Inc.	16,520	1,569,400

ENERGY — 0.6%
Unit Corp(a)	17,000	549,100
Windrock	24	12,360

		561,460

FINANCIALS — 1.7%
Berkshire Hathaway, Inc., Class B(a)	5,055	1,511,445

HEALTHCARE — 3.9%
Gilead Sciences	4,000	290,440
McKesson, Inc.	3,350	832,710
Medtronic	15,950	1,650,027
Zimmer Holdings, Inc.	5,675	720,952

		3,494,129

INDUSTRIALS — 8.3%
Vidler Water Resouces(a)	611,721	7,389,590

MATERIALS — 4.9%
Compass Minerals International, Inc.	34,615	1,768,134
Keweenaw Land Association Ltd.(a)	24,055	2,569,074

		4,337,208

REAL ESTATE — 6.6%
CIM Commercial Trust Corp, REIT	149,684	1,100,177
CTO Realty Growth, REIT	32,882	2,019,613
DigitalBridge Group, REIT(a)	182,450	1,519,809
Equity LifeStyle Properties, REIT	4,755	416,823
Orion Office Inc, REIT(a)	46,377	865,855

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2021 (Unaudited)

	Shares	Value ($)
Common Stock (continued)
REAL ESTATE (continued)
Realty Income Corp, REIT	1	16

		5,922,293

Total Common Stock (Cost $32,969,955)		39,203,853

Foreign Common Stock — 32.7%
CANADA — 7.3%
Brookfield Asset Management Reinsurance Partners, Class A	1	31
Brookfield Asset Management, Inc., Class A	39,368	2,377,040
GreenFirst Forest Products (a)	135,000	198,789
PrairieSky Royalty Ltd.	362,500	3,911,550

		6,487,410

FRANCE — 12.6%
Bollore SA	1,239,539	6,935,273
Cie de L’Odet	402	608,017
Cie du Cambodge	1	7,961
Financiere Moncey	1	8,529
Societe Industrielle et Financiere de l’Artois	1	6,368
Vivendi SA	228,210	3,085,707
Vivendi SA ADR	42,025	566,497

		11,218,352

ITALY — 3.4%
EXOR	33,900	3,044,003

JAPAN — 3.0%
Nintendo	1,600	745,430
Nintendo Co, Ltd. ADR	5,250	306,443
Sony Group ADR	13,300	1,681,120

		2,732,993

MEXICO — 3.3%
Becle	1,168,714	2,941,059

NETHERLANDS — 1.7%
Universal Music Group	54,310	1,530,451

UNITED KINGDOM — 1.4%
British American Tobacco ADR	32,910	1,231,163

Total Foreign Common Stock (Cost $25,872,978)		29,185,431

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2021 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations — 8.3%
COMMUNICATION SERVICES — 0.3%
Charter Communications Operating
4.46%, 07/23/22	236,000	239,483
iHeartCommunications, Inc.
6.38%, 05/01/26	545	566
8.38%, 05/01/27	132	139

		240,188

CONSUMER DISCRETIONARY — 2.3%
General Motors Financial
3.45%, 04/10/22	746,000	748,282
Harley-Davidson Financial Services MTN
2.55%, 06/09/22 (b)	300,000	301,870
Hyundai Capital America
3.95%, 02/01/22 (b)	275,000	275,650
Marriott International
2.30%, 01/15/22	50,000	50,028
Nissan Motor Acceptance MTN
2.65%, 07/13/22 (b)	583,000	588,071
Target
2.90%, 01/15/22	65,000	65,053

		2,028,954

CONSUMER STAPLES — 1.2%
BAT Capital
2.76%, 08/15/22	894,000	903,520
Molson Coors Beverage
3.50%, 05/01/22	150,000	151,241

		1,054,761

ENERGY — 1.1%
El Paso Natural Gas
8.63%, 01/15/22	692,000	693,670
Kinder Morgan Energy Partners
4.15%, 03/01/22	135,000	135,748
Kinder Morgan, Inc.
5.63%, 11/15/23 (b)	42,000	44,878
Phillips 66
4.30%, 04/01/22	83,000	83,746

		958,042

FINANCIALS — 2.0%
Ally Financial
4.13%, 02/13/22	250,000	250,986
Bank of America
VAR ICE LIBOR USD 3 Month+4.174%, 6.50% (c)	340,000	372,290
Charles Schwab
VAR ICE LIBOR USD 3 Month+4.820%, 7.00% (c)	100,000	100,250
JPMorgan Chase & Co
VAR ICE LIBOR USD 3 Month+3.470%, 3.60% (c)	181,000	181,905

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2021 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
FINANCIALS (continued)
Liberty Mutual Group
4.95%, 05/01/22 (b)	310,000	313,518
Prudential Financial, Inc.
VAR ICE LIBOR USD 3 Month+3.920%, 5.63%, 06/15/43	500,000	520,254
W R Berkley
4.63%, 03/15/22	35,000	35,277

		1,774,480

HEALTH CARE — 0.1%
Abbott Laboratories
2.55%, 03/15/22	106,000	106,463

INDUSTRIALS — 0.3%
Burlington Northern
8.75%, 02/25/22	134,000	135,493
Canadian Pacific Railway
4.50%, 01/15/22	30,000	30,035
International Lease Finance
8.63%, 01/15/22	127,000	127,318

		292,846

INFORMATION TECHNOLOGY — 0.1%
Advanced Micro Devices
7.50%, 08/15/22	38,000	39,425
Arrow Electronics
3.50%, 04/01/22	50,000	50,101

		89,526

MATERIALS — 0.2%
Sherwin-Williams
2.75%, 06/01/22	205,000	206,412

REAL ESTATE — 0.0%
American Tower
3.00%, 06/15/23	26,000	26,733
Rayonier
3.75%, 04/01/22	25,000	25,000

		51,733

UTILITIES — 0.7%
Southwest Gas
3.88%, 04/01/22	392,000	392,685
WEC Energy Group, Inc.
VAR ICE LIBOR USD 3 Month+2.113%, 2.27%, 05/15/67	250,000	232,188

		624,873

Total Corporate Obligations (Cost $7,451,265)		7,428,278

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2021 (Unaudited)

	Shares	Value ($)
Preferred Stock — 5.2%
COMMUNICATION SERVICES — 1.1%
Liberty Broadband 7.00%(c)	8,500	247,435
Telephone and Data Systems 6.00%(c)	27,000	718,200

		965,635

ENERGY — 0.3%
Energy Transfer 7.38%(c) (d)	9,850	244,280

FINANCIALS — 1.9%
Bank of America 7.25%(a) (c)	635	917,829
Gabelli Dividend & Income Trust 5.25%(c)	5,000	125,700
RiverNorth DoubleLine Strategic Opportunity Fund I 4.38%(c)	4,000	98,652
US Bancorp 6.50%(c) (d)	19,275	481,875
Wells Fargo 5.85%(c) (d)	3,200	85,728

		1,709,784

REAL ESTATE — 1.9%
CTO Realty Growth, REIT 6.38%(c)	60,000	1,578,000
Equity Commonwealth, REIT 6.50%(c)	4,000	118,800
Rexford Industrial Realty, REIT 5.88%(c)	900	23,400

		1,720,200

Total Preferred Stock (Cost $4,363,951)		4,639,899

Special Purpose Acquisition Companies — 5.2%
KKR Acquisition Holdings I (a)	22,500	225,450
Liberty Media Acquisition (a)	37,500	397,875
Liberty Media Acquisition, Class A (a)	100,000	1,028,000
Pershing Square Tontine Holdings, Class A (a)	153,000	3,017,160

Total Special Purpose Acquisition Companies (Cost $4,727,013)		4,668,485

Registered Investment Companies — 1.7%
DoubleLine Opportunistic Credit Fund	26,409	506,260
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	3,750	571,050
TCW Strategic Income Fund	70,000	403,900

Total Registered Investment Companies (Cost $1,431,633)		1,481,210

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2021 (Unaudited)

	Shares/Principal Amount ($)	Value ($)
Master Limited Partnership — 1.1%
ENERGY — 1.1%
Enterprise Products Partners	43,000	944,280

Total Master Limited Partnerships (Cost $922,621)		944,280

Mortgage-Backed Securities — 0.9%
AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
FHLMC
5.00%, 06/01/41	26,896	30,485
FNMA
3.00%, 02/01/43 to 06/01/43 (e)	246,710	261,053
3.50%, 11/01/42 to 02/01/43 (e)	111,553	121,099
4.00%, 02/01/44	29,275	32,048
4.50%, 02/01/40 to 01/01/41 (e)	60,926	67,256
5.00%, 06/01/41	34,360	38,930
FNMA, Series 2012-93, Class SW
VAR ICE LIBOR USD 1 Month+6.100%, 6.00%, 09/25/42 (f)	20,713	3,744
FNMA, Series 2004-354, Class 1
0.00%, 12/25/34 (d) (g)	2,010	1,958
GNMA
3.00%, 04/20/43 to 06/20/43 (e)	47,009	49,320
3.50%, 05/20/43	48,897	52,359
4.00%, 01/20/41 to 04/20/43 (e)	55,276	59,866
4.50%, 05/20/40 to 03/20/41 (e)	19,099	20,991

		739,109

NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C
4.89%, 01/15/47 (d)	60,000	61,388
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS
4.35%, 03/15/47 (d)	40,000	41,921

		103,309

Total Mortgage-Backed Securities (Cost $821,174)		842,418

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2021 (Unaudited)

	Shares/Principal Amount ($)/Number of Warrants	Value ($)
Exchange-Traded Fund — 0.8%
SPDR S&P Biotech ETF	6,350	710,946

Total Exchange-Traded Funds (Cost $717,417)		710,946

Asset-Backed Security — 0.0%
Bear Stearns Asset-Backed Securities Trust, Series 2003- ABF1, Class A
VAR ICE LIBOR USD 1 Month+0.740%, 0.84%, 1/25/2034	1	1

Total Asset-Backed Securities (Cost $1)		1

Warrants — 0.0%
Pershing Square Tontine Holdings, Expires 07/27/2025(a)	1	1

Total Warrants (Cost $3)		1

Total Investments - 99.8%		89,104,802

(Cost $79,278,011)
Other Assets & Liabilities, Net - 0.2%		201,511

Net Assets - 100.0%		89,306,313

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2021 (Unaudited)

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At December 31, 2021, these securities amounted to $1,523,987 or 1.7% of Net Assets of the Fund.

(c)	Perpetual security with no stated maturity date.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Securities are grouped by coupon and represent a range of maturities.
(f)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ltd. — Limited

MTN — Medium Term Note

REIT — Real Estate Investment Trust

USD — U.S. Dollar

VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2021 (Unaudited)

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$39,203,853	$—	$—	$39,203,853
Foreign Common Stock	29,185,431	—	—	29,185,431
Corporate Obligations	—	7,428,278	—	7,428,278
Special Purpose Acquisition Companies	4,668,485	—	—	4,668,485
Preferred Stock	4,639,899	—	—	4,639,899
Registered Investment Companies	1,481,210	—	—	1,481,210
Master Limited Partnership	944,280	—	—	944,280
Mortgage-Backed Securities	—	842,418	—	842,418
Exchange-Traded Fund	710,946	—	—	710,946
Asset-Backed Security	—	1	—	1
Warrants	—	1	—	1

Total Investments in Securities	$80,834,104	$8,270,698	$—	$89,104,802

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

BRK-QH-001-0300